Inventory, Net (Details) - Schedule of inventory (Parentheticals) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of inventory [Abstract]
Finished goods discontinued operations	$ 1,003,985	$ 431,466	$ 416,871
Work-in-process discontinued operations	$ 307,212	360,402	351,762
Provision for inventory losses discontinued operations		$ 0	$ 0